9. EARNINGS PER SHARE (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011
Basic and diluted earnings per share
Net loss/Income	$ (5,454)	$ (4,953)	$ (19,057)	$ 3,074
Less: Preferred stock dividends	(312)	(315)
Loss available to common stockholders	$ (5,766)	$ (5,268)	$ (20,325)	$ 1,809
Basic and diluted, shares	10,060	5,748	7,224	2,266
Basic and diluted, per share	$ (0.57)	$ (0.92)	$ (2.81)	$ 0.80